Share-Based Payment Transactions	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payment Transactions
26.
SHARE-BASED PAYMENT TRANSACTIONS

On July 19, 2016, the shareholders of the Company approved the adoption of the 2016 equity incentive plan (the “2016 Plan”) for the purpose of securing and retaining employees, directors and consultants of the Company, providing incentives for them to exert maximum efforts for the success of the Company and any affiliate and providing means by which such persons may benefit from increases in value of the ordinary shares of the Company. No further awards will be made under the 2016 Plan; however, awards outstanding under the 2016 Plan will continue to be governed by their existing terms. As of December 31, 2025, there were outstanding options to purchase 59,241 of our Class A Ordinary Shares with a weighted average exercise price of $419.60, 56,618 of which were vested and exercisable, and 2,623 outstanding unvested restricted shares.

The 2016 Plan provided for the grant of the following types of share awards: (i) restricted share awards, (ii) share options, (iii) share appreciation rights, (iv) restricted share unit awards, and (v) other share awards.

In connection with the Business Combination, the Apollomics Board adopted the 2023 Incentive Award Plan (as amended from time to time), which is referred to in this Annual Report as the “2023 Incentive Plan” and became effective as of the Closing. The 2023 Incentive Plan allows the Company to make equity and equity-based incentive awards to officers, employees, non-employee directors and consultants and affiliates. The Board anticipates that providing such persons with a direct stake in the Company will assure a closer alignment of the interests of such individuals with the Company’s interests and the interests of its shareholders, thereby stimulating their efforts on the Company’s behalf and strengthening their desire to remain with the Company and its affiliates. As of December 31, 2025, there were outstanding options to purchase 32,831 of our Class A Ordinary Shares with a weighted average exercise price of $66.09, 23,893 of which were vested and exercisable, and 8,938 outstanding unvested restricted shares.

Restricted share awards

Under guidance for share-based compensation, the fair value of the Company’s restricted share awards is based on the grant date fair value of the Company’s Class A Ordinary Shares. During the year ended December 31, 2025, all restricted share awards were granted with no purchase price. The weighted-average grant date fair value of the restricted share awards was nil during the year ended December 31, 2025.

The total expense recognized in the consolidated statements of loss and other comprehensive loss for the restricted shares granted was approximately nil, nil and nil, for the years ended December 31, 2023, 2024 and 2025, respectively.

The following table summarizes the Group’s restricted shares movement during the years ended December 31, 2023, 2024 and 2025:

	2025	2024	2023
	Number of unvested restricted shares	Number of unvested restricted shares	Number of unvested restricted shares
Outstanding at January 1,	—	—	4,967
Vested	—	—	(4,967)
Outstanding at December 31,	—	—	—

The range of subscription price for the restricted shares in 2023 was $0.30 to $1.00 per share. The time-based restricted shares shall be entirely vested ratably on a monthly basis over 48-months vesting period or with 25% be vested on the first anniversary of the vesting inception date and remaining portion vested ratably on a monthly basis over 36-months vesting period. The milestone-based restricted shares were to vest upon achievement of specified performance conditions. The expected vesting period is estimated by the management of the Company based on the most likely outcome of each of the performance condition. During the years ended December 31, 2023, 2024 and 2025, 4,967, nil, and nil milestone-based restricted shares vested, respectively.

Share options

The following table discloses movements of the Company’s share options under the 2016 and 2023 Plans held by grantees during the years ended December 31, 2023, 2024 and 2025:

	2025		2024		2023
	Number of Options	Weighted- average exercise price	Number of Options	Weighted- average exercise price	Number of Options	Weighted- average exercise price
Outstanding at January 1,	186,367	$289.206	119,072	$462.205	97,296	$302.739
Options granted	64,768	6.114	133,999	77.059	30,483	963.810
Exercised	(954)	6.985	—	—	(624)	139.682
Forfeited	(80,819)	76.887	(55,544)	151.835	(8,083)	57.005
Expired	(77,289)	272.308	(11,160)	3.235	—	—
Outstanding at December 31,	92,073	293.544	186,367	289.206	119,072	462.205
Exercisable at the end of the year	80,511		117,755		78,595

No share options granted in the above table under both the 2016 and 2023 Plans will be exercisable after the expiration of 10 years from the date of its grant.

The share options outstanding as of December 31, 2023, 2024 and 2025 had a weighted average remaining contractual life of 6.25 years, 5.50 years, and 5.50 - 6.02 years, respectively. During the years ended December 31, 2023, 2024 and 2025, the weighted average fair value of the share options granted were $713.00 per share, $60.42 per share, and $4.98 per share, respectively. The time-based share options will be vested ratably on a monthly basis over a range of a 24 month to 48 month vesting period or with 50% or 25% vested on the first anniversary of the vesting inception date and the remaining portion vested ratably on a monthly basis over the remaining 12 months to 36 months vesting period.

The Option Pricing Model (“OPM”) was used to determine the fair value of the option granted.

The key inputs into the model were as follows:

	Years ended December
	2025	2024	2023
Grant date option fair value per share	$4.77-5.44	$60.42	$14.00-712.70
Exercise price	$6.09-6.2044	$77.00	$94.00-1,001.00
Expected volatility (note i)	94.8%-126.9%	97%	73%
Expected life	5.50-6.02 years	5.500 years	6.250 years
Risk-free rate	3.99%-4.00%	4.18%	3.67%
Expected dividend yield	—%	—%	—%

Note: The expected volatility measured at the standard deviation is based on the historical data of the daily share price movement of comparable companies.

The total expenses recognized in the consolidated statements of loss and other comprehensive loss for share options and restricted stocks granted under the 2016 and 2023 Plans are approximately $12.7 million, $10.9 million, and $(1.0) million for the years ended December 31, 2023, 2024 and 2025, respectively. The negative expense recognized in 2025 was primarily attributable to the reversal of previously recognized share-based compensation expense resulting from forfeitures upon employees and management departures during the year.

Restricted stock

There was no restricted stock issued under the 2016 Plan during the years ended December 31, 2024 and 2025 and the Company will not make any further awards under the 2016 Plan. Under the 2023 Plan, the following table discloses movements of the Company’s restricted stock under the 2023 Plan for the year December 31, 2025.

	Year ended December 31, 2025
	Number of restricted stocks	Weighted- average exercise price
Outstanding at January 1, 2025	1,108	$541.00
Restricted stock granted	4,194	6.20
Restricted stock vested	(556)	541.00
Restricted stock forfeited	(3,210)	75.17
Outstanding at December 31, 2025	1,536	$54.25